Costs (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Costs
Real estate	$ 160,415	$ 27,806
Others	1,221	1,506
Total inventories at the end of the year	$ 161,636	$ 29,312